SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Cash and Equivalents and Concentration of Credit Risk (Details)	Dec. 31, 2021 USD ($)
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Cash and cash equivalents in bank deposit	$ 250,000